Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Details) - Patents - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Useful Life	12 years	12 years
Gross Carrying Value	$ 2,230,570	$ 2,230,570
Accumulated Amortization	2,230,570	2,140,431
Net Carrying Value	$ 0	$ 90,139
Useful Life Remaining	0 years	6 months